Deposits from customers in the banking business (Tables)	12 Months Ended
Dec. 31, 2025
Deposits from customers [abstract]
Summary of Deposits From Customers

	2025	2024
(in $ millions)	$	$
Current
Deposits from customers in the banking business	1,629	1,225